CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		26 Months Ended	32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (1,776,082)	$ (784,287)	$ (3,365,198)	$ (2,261,479)	$ (6,464,834)	$ (8,240,916)
Depreciation	1,120	1,120	4,480	2,197	6,677	7,797
Amortization of debt discounts	136,560	57,778	255,543	52,222	307,765	444,325
Amortization of financing costs	7,500	41,000	59,500		59,500	67,000
Non cash interest	94,805		172,116	127,787	299,903	394,708
Stock based compensation	115,824	297,928	1,156,921	146,459	1,730,380	1,846,204
Loss on settlement of debt			787,515		787,515	787,515
Loss on debt modification				88,849	88,849	88,849
Gain (loss) from change in fair value of derivative liabilities	1,110,141	(27,908)	(174,719)	(89,241)	(263,960)	846,180
Prepaid expenses				29,697
Advances from stockholders/officers	(15,000)		10,000	(42,000)	15,000
Accounts payable and accrued expenses	72,740	(38,417)	216,271	701,898	1,292,876	1,365,616
Net cash used in operating activities	(252,392)	(452,786)	(877,571)	(1,243,611)	(2,140,329)	(2,392,721)
Net cash acquired from reverse merger					223,586	223,586
Purchase of property and equipment				(13,441)	(13,441)	(13,441)
Payment of long term deposit					(9,330)	(9,330)
Net cash (used in) provided by investing activities				(13,441)	200,815	200,815
Proceeds from issuance of subsidiary's common stock					75	75
Proceeds from sale of common stock		85,000	85,000	1,004,200	1,089,200	1,089,200
Proceeds from exercise of warrants		230,000	230,000		230,000	230,000
Proceeds from issuance of notes payable		294,000	301,500		301,500	301,500
Proceeds from issuance of convertible notes payable	264,000		332,500	110,000	442,500	706,500
Repayments of convertible notes payable		(110,000)	(110,000)		(110,000)	(110,000)
Net cash provided by financing activities	264,000	499,000	839,000	1,114,200	1,953,275	2,217,275
Net increase (decrease) in cash	11,608	46,214	(38,571)	(142,852)	13,761	25,369
Cash, beginning of period	13,761	52,332	52,332	195,184
Cash, end of period	25,369	98,546	13,761	52,332	13,761	25,369
Interest paid		98,778	98,778		98,778	98,778
Income taxes paid
Non cash investing and financing activities:
Accrued warrants to be issued referring brokers in connection with PPM subscription at $0.10 per share					29,400	29,400
Shares forfeited and cancelled by some Solar Wind Energy's stockholders acquired in connection with the merger upon resignation					12,060	12,060
Notes payable issued in settlement of accounts payable			268,270		268,270	268,270
Convertible notes payable issued in settlement of accrued officer salaries			280,000		280,000	280,000
Common stock issued in settlement of debt	$ 178,865		$ 1,225,170		$ 1,225,170	$ 1,404,035